Offerings	Jun. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Registrant's 2025 Equity Incentive Plan
Amount Registered | shares	17,476,463
Proposed Maximum Offering Price per Unit	6.12
Maximum Aggregate Offering Price	$ 106,955,953.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,374.96
Offering Note	Consists of shares of common stock, par value $0.01 per share ("Common Stock") of Amicus Therapeutics, Inc. (the "Registrant") reserved for issuance under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the 2025 Plan by reason of any future stock dividend, stock split, reverse stock split, recapitalization, merger, consolidation, reorganization, reclassification, combination, exchange of shares or similar event or change in the Registrant's capital stock. Estimated in accordance with Rule 457(h)(1) under the Securities Act solely for purposes of calculating the registration fee, based on the average of the high and low sales prices for the Common Stock as reported on the NASDAQ Global Market on May 30, 2025, or $6.12 (rounded up to the nearest cent).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Registrant's Amended and Restated 2007 Equity Incentive Plan
Amount Registered | shares	7,783,410
Proposed Maximum Offering Price per Unit	6.12
Maximum Aggregate Offering Price	$ 47,634,469.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,292.84
Offering Note	Represents shares of Common Stock issuable pursuant to options, restricted stock units and performance restricted stock units under the Registrant's Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan") immediately prior to the filing of this Registration Statement. The 2007 Plan has been terminated, and no further equity awards will be made pursuant to the 2007 Plan.